Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Summary of Lease Liabilities

	December 31, 2025	December 31, 2024
Balance, beginning of year	152,273	167,029
Acquisitions	—	3,114
Additions	9,634	2,212
Lease payments	(42,587)	(40,510)
Renewals, remeasurements and dispositions	42,790	12,038
Tenant inducement allowances received	303	693
Accretion expense	7,520	7,697
Balance, end of year	169,933	152,273

Current portion	35,462	34,256
Long-term	134,471	118,017

Summary of Minimum Lease Payments

The following table presents the contractual undiscounted cash flows, excluding periods covered by lessee lease extension options that have been included in the determination of the lease term, related to the Company’s lease liabilities as at December 31, 2025:

December 31, 2025
Less than one year	42,427
One to three years	72,134
Three to five years	38,752
Thereafter	22,343
Minimum lease payments	175,656